Significant Accounting Policies and Recent Accounting Pronouncements, Recent Accounting Pronouncements (Details)	Dec. 31, 2021 USD ($)
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Convertible debt outstanding	$ 0